Summary of Significant Accounting Policies - Additional Information (Detail)	9 Months Ended
Sep. 30, 2019 USD ($)
Summary of Significant Accounting Policies [line items]
Incremental funding	$ 72,000,000
Deficit [member]
Summary of Significant Accounting Policies [line items]
Comprehensive income (loss)	44,319,942
Shareholders' deficiency	$ 217,257,636